Equity - Share Repurchase Program (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Nov. 07, 2018	Aug. 03, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity [abstract]
Period of contract with brokers to purchase its ordinary shares		5 years
Maximum percentage of issued ordinary shared acquired by brokers		10.00%
Minimum share price		$ 0.01
Maximum price as percentage above average volume weighted average price		5.00%
Number of business days prior to purchase used to calculate average volume weighted average price		5 days
Authorised repurchase amount					$ 20,000
Number of shares acquired	2,894,049		0	0
Total consideration	$ 20,100				$ 20,100	[1]
Stamp duty	$ 100
Average price paid per share	$ 6.89
Purchased and cancelled					1,152,958
Ordinary shares purchased into treasury					1,741,091

[1]	While in previous periods Ferroglobe presented interest paid as cash flows from operating activities, management deems interest paid as among activities that alter the borrowing structure of the Company and therefore most appropriately presented as among financing activities. This change allows for a fairer presentation of cash flow to users of the financial statements. Previous periods have been restated in order to show interest paid as net cash used in financing activities.